Derivative Financial Instruments - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Net positive exposure related to corporate derivatives	$ 83,000,000	$ 79,000,000
Euro and British Pound Sterling denominated bonds outstanding in securitization trusts	10,700,000,000
Interest rate swaps entered into by the trusts to swap Prime to LIBOR	12,800,000,000
Net positive exposure on foreign currency swaps	968,000,000
Amount guaranteed by French government on French net positive exposure on foreign currency swaps	577,000,000
Notional amount of cross-currency interest rate swaps causing exposure	5,100,000,000
Decrease in derivative asset value as a result of derivatives with French institutions	63,000,000
Basis swap terms	13 years and are primarily indexed to LIBOR or Prime rates
Maximum term of basis swap (in years)	13 years
Decrease in valuation due to net credit risk adjustment	91,000,000	111,000,000
Decrease in valuation due to liquidity adjustments	84,000,000	107,000,000
Derivative liability position including accrued interest, net of premium receivable with counterparty	762,000,000
Liability position with derivative counterparties	148,000,000
Collateral posted to counterparties	148,000,000
France [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net positive exposure on foreign currency swaps	772,000,000
Notional amount of cross-currency interest rate swaps causing exposure	$ 3,400,000,000